SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total Sales	$ 155,884	$ 155,997	$ 291,158	$ 1,014,812	$ 1,406,004	$ 1,610,008
Total Segment income			218,539	578,206	751,068	657,226
General and Administrative expense	(211,673)	(155,576)	(340,521)	(251,296)	(480,812)	(382,871)
Salaries	(225,104)	(176,215)	(433,069)	(385,762)	(495,269)	(802,951)
Travel	(25,339)	(11,658)	(40,354)	(40,816)	(86,292)	(246,078)
Professional Fees	(49,373)	(55,464)	(82,209)	(77,351)	(111,318)	(130,709)
Facility lease and Maintenance	(82,699)	(83,181)	(168,910)	(193,636)	(363,643)	(305,883)
Depreciation and Amortization	(8,073)	(9,443)	(16,146)	(18,886)	(32,912)	(41,437)
Change in derivative liability	(3,804)	250,353	1,745,369	119,359	(1,270,099)	216,269
Gain debt settlement	368,098	217,644	368,098	239,865	399,181
Interest Expense			(414,069)	(512,759)	(1,329,230)	(1,317,643)
Net Loss before income tax			836,728	(543,076)
Total Assets	5,838,040		5,838,040		4,123,671	4,307,223
Total Assets	5,838,040		5,838,040		4,123,681
Bad debt Expense					(259,289)	(128,463)
Consulting					(157,149)	(73,443)
Net Loss before income tax	(231,856)	$ (229,502)	836,728	(543,077)	(3,435,764)	(2,555,983)
Engineering and Manufacturing [Member]
Product Information [Line Items]
Total Sales			41,223	250,854	422,630
Total Segment income			29,683	83,723	118,412
Clean Energy HRS [Member]
Product Information [Line Items]
Total Sales			88,807	749,034	930,882
Total Segment income			62,802	486,585	581,903
Total Assets	2,438,011		2,438,011		2,166,478	2,405,628
Cety Europe [Member]
Product Information [Line Items]
Total Sales			161,128	14,924	52,492
Total Segment income			126,054	$ 7,898	50,753
Total Assets	123,908		123,908		34,545	23,679
Electronics Assembly [Member]
Product Information [Line Items]
Total Assets	$ 3,276,121		$ 3,276,121		$ 1,922,648	$ 1,877,916